Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.5%
	COMMUNICATIONS — 1.7%
31,320	ATN International, Inc.	$988,459
24,732	TKO Group Holdings, Inc.	2,078,972
		3,067,431
	CONSUMER DISCRETIONARY — 5.1%
126,977	1-800-Flowers.com, Inc. - Class A*	888,839
33,727	Carter's, Inc.	2,332,222
114,516	Designer Brands, Inc.	1,449,773
34,208	KB Home	1,583,146
43,450	Monro, Inc.	1,206,607
103,619	Sonos, Inc.*	1,337,721
60,552	Wolverine World Wide, Inc.	488,049
		9,286,357
	CONSUMER STAPLES — 3.3%
25,608	Chefs' Warehouse, Inc.*	542,378
65,502	Herbalife Ltd.*,1	916,373
10,535	J & J Snack Foods Corp.	1,724,053
46,691	Nu Skin Enterprises, Inc. - Class A	990,316
44,380	TreeHouse Foods, Inc.*	1,934,080
		6,107,200
	ENERGY — 5.9%
237,777	Ardmore Shipping Corp.[1]	3,093,479
31,946	International Seaways, Inc.[1]	1,437,570
120,995	Oceaneering International, Inc.*	3,111,991
193,123	Patterson-UTI Energy, Inc.	2,672,822
284,063	Ring Energy, Inc.*	553,923
		10,869,785
	FINANCIALS — 12.2%
42,042	BankUnited, Inc.	954,353
21,929	Banner Corp.	929,351
25,745	Berkshire Hills Bancorp, Inc.	516,187
86,826	BRP Group, Inc. - Class A*	2,016,968
102,506	Byline Bancorp, Inc.	2,020,393
39,317	Customers Bancorp, Inc.*	1,354,471
40,023	eHealth, Inc.*	296,170
23,747	Euronet Worldwide, Inc.*	1,885,037
61,592	Flushing Financial Corp.	808,703
83,086	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	1,761,423
78,134	National Bank Holdings Corp. - Class A	2,325,268

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
51,735	Pacific Premier Bancorp, Inc.	$1,125,754
30,322	Texas Capital Bancshares, Inc.*	1,785,966
51,196	United Community Banks, Inc.	1,300,890
68,310	Veritex Holdings, Inc.	1,226,165
30,149	Voya Financial, Inc.	2,003,401
		22,310,500
	HEALTH CARE — 16.1%
58,420	Acadia Healthcare Co., Inc.*	4,107,510
60,743	Avid Bioservices, Inc.*	573,414
8,873	Charles River Laboratories International, Inc.*	1,738,930
5,760	Chemed Corp.	2,993,472
138,435	Coherus Biosciences, Inc.*	517,747
76,727	Cross Country Healthcare, Inc.*	1,902,062
28,183	Enhabit, Inc.*	317,059
18,163	Haemonetics Corp.*	1,627,041
36,331	HealthEquity, Inc.*	2,653,980
52,404	Merit Medical Systems, Inc.*	3,616,924
36,252	ModivCare, Inc.*	1,142,300
49,922	Pediatrix Medical Group, Inc.*	634,509
72,957	PetIQ, Inc. - Class A*	1,437,253
45,784	Prestige Consumer Healthcare, Inc.*	2,618,387
23,489	QuidelOrtho Corp.*	1,715,637
66,074	Supernus Pharmaceuticals, Inc.*	1,821,660
		29,417,885
	INDUSTRIALS — 26.9%
54,367	AerCap Holdings NV*,1	3,407,180
31,833	Albany International Corp. - Class A	2,746,551
35,209	ASGN, Inc.*	2,875,871
72,770	AZEK Co., Inc.*	2,164,180
22,725	AZZ, Inc.	1,035,805
60,554	Barnes Group, Inc.	2,057,019
46,118	Capital Product Partners LP1	646,113
25,367	Casella Waste Systems, Inc. - Class A*	1,935,502
48,119	Columbus McKinnon Corp.	1,679,834
27,754	Dycom Industries, Inc.*	2,470,106
143,527	Enviri Corp.*	1,036,265
7,034	FTI Consulting, Inc.*	1,254,936
19,606	GXO Logistics, Inc.*	1,149,892
53,980	Huron Consulting Group, Inc.*	5,622,557
43,938	KBR, Inc.	2,589,706

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
68,764	Liquidity Services, Inc.*	$1,211,622
60,024	Matthews International Corp. - Class A	2,335,534
46,819	Mercury Systems, Inc.*	1,736,517
74,946	SP Plus Corp.*	2,705,551
36,681	Titan Machinery, Inc.*	974,981
61,292	Viad Corp.*	1,605,850
68,657	Wabash National Corp.	1,450,036
23,823	Westinghouse Air Brake Technologies Corp.	2,531,670
46,624	WillScot Mobile Mini Holdings Corp.*	1,939,092
		49,162,370
	MATERIALS — 2.8%
113,943	Alamos Gold, Inc. - Class A1	1,286,417
45,167	Silgan Holdings, Inc.	1,947,149
62,864	Summit Materials, Inc. - Class A*	1,957,585
		5,191,151
	REAL ESTATE — 3.4%
113,275	Armada Hoffler Properties, Inc. - REIT	1,159,936
53,414	Community Healthcare Trust, Inc. - REIT	1,586,396
31,923	JBG SMITH Properties - REIT	461,607
27,473	Safehold, Inc. - REIT	489,019
75,098	STAG Industrial, Inc. - REIT	2,591,632
		6,288,590
	TECHNOLOGY — 15.6%
87,028	ACI Worldwide, Inc.*	1,963,352
32,401	Advanced Energy Industries, Inc.	3,341,191
8,100	Aspen Technology, Inc.*	1,654,506
34,438	Belden, Inc.	3,324,989
60,008	Benchmark Electronics, Inc.	1,455,794
85,825	Box, Inc. - Class A*	2,077,823
40,111	Cerence, Inc.*	817,061
181,514	Infinera Corp.*	758,729
10,239	Insight Enterprises, Inc.*	1,489,774
49,447	Itron, Inc.*	2,995,499
134,938	Knowles Corp.*	1,998,432
48,634	MACOM Technology Solutions Holdings, Inc.*	3,967,562
14,832	Novanta, Inc.*,1	2,127,502
4,949	Rogers Corp.*	650,645
		28,622,859

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.5%
44,076	ALLETE, Inc.	$2,327,213
52,852	Unitil Corp.	2,257,309
		4,584,522
	TOTAL COMMON STOCKS
	(Cost $166,191,037)	174,908,650
	EXCHANGE-TRADED FUNDS — 2.7%
14,548	iShares Russell 2000 ETF	2,571,214
18,144	iShares Russell 2000 Value ETF	2,459,419
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,969,710)	5,030,633
	SHORT-TERM INVESTMENTS — 1.8%
3,302,405	Goldman Sachs Financial Square Government Fund - Institutional, 5.16%[2]	3,302,405
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,302,405)	3,302,405
	TOTAL INVESTMENTS — 100.0%
	(Cost $174,463,152)	183,241,688
	Liabilities in Excess of Other Assets — (0.0)%	(43,778)
	TOTAL NET ASSETS — 100.0%	$183,197,910

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.